SHAREHOLDERS' EQUITY - Schedule of weighted average assumptions (Details)	9 Months Ended
Sep. 30, 2025
Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	35.33%
Risk-free interest rate	4.27%
Dividend yield	0.00%
Expected term (years)	6 months
Employee Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	25.61%
Risk-free interest rate	3.74%
Dividend yield	0.00%
Expected term (years)	4 years 5 months 1 day